SUPPLEMENT TO THE
   SPARTAN(registered trademark) SHORT-TERM INCOME FUND AND
SPARTAN(registered trademark) INVESTMENT GRADE BOND FUND PROSPECTUS
DATED    NOVEMBER 20, 1995
On February 20, 1996 Spartan Short-Term Income Fund changed its name to Spartan Short-Term Bond Fund.

SPARTAN(registered trademark) SHORT-TERM INCOME FUND
SPARTAN(registered trademark) INVESTMENT GRADE BOND FUND
FUNDS OF FIDELITY CHARLES STREET TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 20, 1995
On February 20, 1996 Spartan Short-Term Income Fund changed its name to Spartan Short-Term Bond Fund.